PUBLIC OFFERING (Details) - USD ($)	1 Months Ended		6 Months Ended	11 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Public Offering
Sale of Stock, Number of Shares Issued in Transaction (in Shares)		17,250,000
Sale of Stock, Price Per Share		$ 10.00
Stock price (in Dollars per share)	$ 11.50
Public offering expiration period		5 years	5 years
Redemption of warrant holders stock price per share		$ 0.01
Underwriting discount percentage			2.00%	2.00%
Underwriting commission			3.50%	3.50%
Trust Account [Member]
Public Offering
Underwriter aggregate fee (in Dollars)				$ 6,038,000
Over-Allotment Option
Public Offering
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	17,250,000
Sale of Stock, Price Per Share	$ 10.00
Underwriter aggregate fee (in Dollars)				$ 3,450,000
Class A Common Stock
Public Offering
Par value common stock	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Stock price (in Dollars per share)		11.50
Redemption of warrant holders stock price per share		$ 18.00
Proposed Offering, description				In addition, if the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them, as applicable, prior to such issuance) (the “newly issued price”), the exercise price of the Warrants and the Private Placement Warrants (as defined below) will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price.